Related party transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Liucheng Medicine Company [Member]
Schedule of related party transactions
Related party transactions	$ 48,483	$ 325,881
Guangxi Tianhu Medicine Limited [Member]
Schedule of related party transactions
Related party transactions	642,526	9,632
Wuxuan Baicaotang Medicine [Member]
Schedule of related party transactions
Related party transactions	4,836	29,618
Guangxi Liuzhou Baicaotang Medicine Limited, Guigang Branch [Member]
Schedule of related party transactions
Related party transactions	$ 1,065,208	$ 3,311,379